JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-103022 and 811-23117
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed on Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 673 (Amendment No. 674 under the Investment Company Act of 1940, as amended) filed electronically on February 21, 2024.
Please contact the undersigned at (614) 213-2531 if you have any questions.
Very truly yours,
/s/ Matthew J. Beck
Matthew J. Beck
Assistant Secretary

APPENDIX A
J.P. Morgan Funds
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund
J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware Real Return Fund
J.P. Morgan Specialty Funds
JPMorgan Research Market Neutral Fund